Capital Management (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Capital Structure
	June 30, 2024	June 30, 2023
Long-term debt -non-current portion (Note 15)	$4,379,169	759,259
Shareholders’ Equity	$18,724,301	16,631,196